CAPITAL AND OTHER COMPONENTS OF EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital And Other Components Of Equity [Abstract]
CAPITAL AND OTHER COMPONENTS OF EQUITY [Text Block]

15. CAPITAL AND OTHER COMPONENTS OF EQUITY

Accumulated other comprehensive income

Accumulated other comprehensive income is comprised of the unrealized gains/losses on cash flow hedges and the cumulative translation adjustment for the translation of subsidiary accounts where non-USD functional currency balances are translated to the functional currency of the parent. The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet settled.

Normal Course Issuer Bid ("NCIB")

On March 8, 2017, the Board of Directors of the Corporation approved a plan to repurchase the Corporation's common shares. On August 9, 2017 the TSX accepted the Corporation’s notice of intention to make a NCIB to repurchase up to 743,468 of its common shares (the "2017 Repurchase"), representing 5% of its 14,869,374 common shares issued and outstanding as of July 31, 2017.  The Corporation has entered into an automatic share purchase plan with a broker in order to facilitate the 2017 Repurchase.  By June 30, 2018, a total of 743,468 shares were repurchased and cancelled under this NCIB.

On August 14, 2018, the NCIB program was renewed with a total of 710,893 shares to be repurchased under this 2018 plan (the "2018 Repurchase"), representing 5% of its 14,217,860 shares issued and outstanding as of July 31, 2018. The Corporation entered into an automatic share purchase plan with a broker in order to facilitate the 2018 Repurchase.

On August 14, 2019, the NCIB program was renewed with a total of 679,034 shares to be repurchased under this 2019 plan (the "2019 Repurchase"), representing 5% of its 13,580,692 shares issued and outstanding as of July 31, 2019. The Corporation entered into an automatic share purchase plan with a broker in order to facilitate the 2019 Repurchase.

The primary purpose of the 2018 and 2019 Repurchases is for cancellation. Under the automatic share purchase plan, the Corporation may repurchase shares at times when the Corporation would ordinarily not be permitted to due to regulatory restrictions or self-imposed blackout periods.  Repurchases will be made from time to time at the brokers' discretion, based upon parameters prescribed by the Corporation's written agreement. Repurchases may be effected through the facilities of the TSX, the NASDAQ or other alternative trading systems in the United States and Canada. The actual number of common shares purchased and the timing of such purchases will be determined by the broker considering market conditions, stock prices, the Corporation's cash position and other factors.

During the year ended December 31, 2019, the Corporation repurchased and cancelled 872,686 common shares (2018 - 569,107) at an aggregate purchase price of $10,258 (2018 - $7,657), resulting in a reduction of share capital and contributed surplus of $3,269 and $4,985 respectively (2018 - $2,208 and $5,449), in addition to an increase in accumulated deficit of $2,004 (2018 - nil).